Organization and Basis of Presentation - Additional Information (Detail) (CNY)	1 Months Ended		12 Months Ended	24 Months Ended	1 Months Ended									1 Months Ended				1 Months Ended				1 Months Ended					1 Months Ended
	Feb. 14, 2012 Entity	Aug. 06, 2010	Dec. 31, 2012	Dec. 31, 2010	Feb. 14, 2012 HYD Holding Limited ("HYD Holding")	Feb. 14, 2012 OWX Group Limited ("OWX BVI")	Feb. 14, 2012 OWX Development Limited ("OWX Development")	Feb. 14, 2012 3GUU Holding Limited ("3GUU Holding")	Feb. 14, 2012 Held by HYD Holding Limited Subsidiaries Beauty Wave Limited And China Wave Group Limited	Feb. 14, 2012 Held by OWX Development Limited Subsidiaries OWX Hong Kong Limited ("OWX HK")	Feb. 14, 2012 3GUU Holding Limited ("3GUU Holding") Subsidiaries 3GUU Group	Aug. 23, 2011 Restructuring Noncontrolling Interest	Aug. 23, 2011 Restructuring VODone Limited	Aug. 23, 2011 Dragon Joyce Group	Oct. 27, 2009 Dragon Joyce Group	Aug. 23, 2011 Dragon Joyce Group Restructuring Noncontrolling Interest	Aug. 23, 2011 Dragon Joyce Group Restructuring VODone Limited	Aug. 23, 2011 OWX Holding	Oct. 11, 2010 OWX Holding	Aug. 23, 2011 OWX Holding Restructuring Noncontrolling Interest	Aug. 23, 2011 OWX Holding Restructuring VODone Limited	Aug. 23, 2011 3GUU Group	Dec. 31, 2010 3GUU Group	Dec. 31, 2010 3GUU Group VODone Limited	Aug. 23, 2011 3GUU Group Restructuring Noncontrolling Interest	Aug. 23, 2011 3GUU Group Restructuring VODone Limited	Aug. 23, 2011 Noncontrolling interest holders of Dragon Joyce, OWX Holding and 3GUU BVI Restructuring
Organization And Basis Of Presentation [Line Items]
Number of transactions made for the acquisition of phone games, handset design and smart phone games businesses				3
Business acquisition, equity interest acquired															70.00%		70.00%		70.00%		70.00%		70.00%	70.00%		70.00%
Business acquisition, ordinary shares issued														106,500,000				43,500,000				59,999,000	68,600,000				90,000,000
Business acquisition, equity interest acquired												29.80%				30.00%			30.00%	30.00%			30.00%		30.00%
Business acquisition, equity ownership by Parent													70.20%
Number of wholly owned subsidiaries established	4
Percentage of ownership interest in subsidiary					100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Technology services agreement (Yingzheng), income distribution percentage		40.00%
Technology services agreement, term		Monthly basis from August 6, 2010 to August 5, 2013.
Loan agreement, aggregate principal amount extended for Yingzheng's shareholders			20,000
Loan agreement, maturity term			10 years
Loan agreement, maturity extension period			10 years